DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

May 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.2%
Basic Materials - 3.1%
Chemicals - 1.2%
Ashland LLC,
144A, 3.375%, 9/1/31	$1,165,000	$999,308
INEOS Quattro Finance 2 PLC,
144A, 3.375%, 1/15/26	1,345,000	1,247,400
Methanex Corp.
5.125%, 10/15/27	1,806,000	1,747,341
5.25%, 12/15/29	1,888,000	1,813,584
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	2,676,000	2,638,844
144A, 5.00%, 5/1/25	1,400,000	1,382,829
Olin Corp.
5.125%, 9/15/27	1,403,000	1,406,038
5.625%, 8/1/29 (a)	1,731,000	1,752,872
5.00%, 2/1/30	1,335,000	1,307,986

(Cost $15,048,982)		14,296,202

Iron/Steel - 0.5%
Cleveland-Cliffs, Inc.
144A, 6.75%, 3/15/26	2,183,000	2,278,441
5.875%, 6/1/27	1,435,000	1,427,416
144A, 4.625%, 3/1/29	1,292,000	1,207,716
144A, 4.875%, 3/1/31 (a)	1,294,000	1,223,218

(Cost $6,208,887)		6,136,791

Mining - 1.4%
Alcoa Nederland Holding BV
144A, 5.50%, 12/15/27	1,982,000	1,997,578
144A, 6.125%, 5/15/28	1,279,000	1,300,548
144A, 4.125%, 3/31/29	1,402,000	1,337,936
Arconic Corp.,
144A, 6.00%, 5/15/25	1,806,000	1,855,665
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	1,943,000	1,982,336
144A, 4.50%, 9/15/27	1,549,000	1,494,739
144A, 4.375%, 4/1/31	3,996,000	3,570,486
Novelis Corp.
144A, 3.25%, 11/15/26	1,939,000	1,783,715
144A, 3.875%, 8/15/31	1,943,000	1,700,426

(Cost $17,936,018)		17,023,429

Communications - 17.8%
Advertising - 0.7%
Clear Channel Outdoor Holdings, Inc.,
144A, 5.125%, 8/15/27	3,311,000	3,053,735
Lamar Media Corp.
3.75%, 2/15/28	1,534,000	1,441,960
4.00%, 2/15/30	1,422,000	1,320,407
3.625%, 1/15/31	1,508,000	1,343,534
Outfront Media Capital LLC / Outfront Media Capital Corp.,
144A, 6.25%, 6/15/25	1,126,000	1,122,356

(Cost $8,902,357)		8,281,992

Internet - 2.4%
Arches Buyer, Inc.,
144A, 4.25%, 6/1/28	2,534,000	2,316,836
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	1,550,000	1,543,831
144A, 3.50%, 3/1/29	2,067,000	1,915,877
Match Group Holdings II LLC
144A, 5.00%, 12/15/27	1,177,000	1,147,928
144A, 4.625%, 6/1/28	1,308,000	1,221,325
144A, 4.125%, 8/1/30	1,295,000	1,159,123
144A, 3.625%, 10/1/31	1,396,000	1,179,515
NortonLifeLock, Inc.,
144A, 5.00%, 4/15/25	2,841,000	2,841,043
Twitter, Inc.
144A, 3.875%, 12/15/27 (a)	1,813,000	1,749,327
144A, 5.00%, 3/1/30	2,695,000	2,678,170
Uber Technologies, Inc.
144A, 7.50%, 5/15/25	2,585,000	2,659,816
144A, 8.00%, 11/1/26	3,972,000	4,112,172
144A, 7.50%, 9/15/27	3,103,000	3,211,047
144A, 6.25%, 1/15/28	1,355,000	1,366,050

(Cost $30,432,386)		29,102,060

Media - 8.7%
AMC Networks, Inc.
5.00%, 4/1/24	1,126,000	1,124,328
4.75%, 8/1/25 (a)	2,072,000	2,044,784
Cable One, Inc.,
144A, 4.00%, 11/15/30	1,677,000	1,488,029
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.50%, 5/1/26	1,939,000	1,945,467
144A, 5.125%, 5/1/27	8,400,000	8,285,718
144A, 5.00%, 2/1/28	6,563,000	6,357,906
144A, 5.375%, 6/1/29	3,882,000	3,755,835
144A, 4.75%, 3/1/30	8,095,000	7,506,615
144A, 4.50%, 8/15/30	7,286,000	6,589,713
CSC Holdings LLC
5.25%, 6/1/24	1,939,000	1,918,699
144A, 5.50%, 4/15/27	3,390,000	3,398,543
Gray Television, Inc.
144A, 5.875%, 7/15/26	1,808,000	1,786,096
144A, 7.00%, 5/15/27	1,943,000	1,976,828
iHeartCommunications, Inc.
6.375%, 5/1/26	2,071,874	2,044,940
144A, 5.25%, 8/15/27	2,036,000	1,919,368
News Corp.
144A, 3.875%, 5/15/29	2,587,000	2,387,193
144A, 5.125%, 2/15/32	1,381,000	1,318,413
Nexstar Media, Inc.,
144A, 5.625%, 7/15/27	4,614,000	4,623,782
Scripps Escrow II, Inc.,
144A, 3.875%, 1/15/29	1,425,000	1,293,138
Sirius XM Radio, Inc.
144A, 3.125%, 9/1/26	2,587,000	2,445,763

144A, 5.00%, 8/1/27	3,874,000	3,859,511
144A, 4.00%, 7/15/28	5,256,000	4,881,904
144A, 5.50%, 7/1/29	3,231,000	3,213,326
144A, 4.125%, 7/1/30	4,022,000	3,643,952
144A, 3.875%, 9/1/31	4,007,000	3,528,484
TEGNA, Inc.
144A, 4.75%, 3/15/26	1,423,000	1,412,249
4.625%, 3/15/28	2,584,000	2,528,560
5.00%, 9/15/29	2,847,000	2,791,628
Telenet Finance Luxembourg Notes SARL,
144A, 5.50%, 3/1/28	2,600,000	2,457,000
Univision Communications, Inc.
144A, 5.125%, 2/15/25	3,822,000	3,803,043
144A, 6.625%, 6/1/27	3,876,000	3,891,830
Videotron Ltd.
144A, 5.375%, 6/15/24	1,546,000	1,557,239
144A, 5.125%, 4/15/27	1,551,000	1,514,001
144A, 3.625%, 6/15/29 (a)	1,294,000	1,109,689
Ziggo Bond Co. BV,
144A, 6.00%, 1/15/27	1,620,000	1,582,619

(Cost $111,992,564)		105,986,193

Telecommunications - 6.0%
Hughes Satellite Systems Corp.
5.25%, 8/1/26	1,930,000	1,925,223
6.625%, 8/1/26	2,024,000	1,998,386
Level 3 Financing, Inc.
5.375%, 5/1/25	2,067,000	2,067,000
5.25%, 3/15/26	2,069,000	2,035,348
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	1,943,000	1,993,868
Series Y, 7.50%, 4/1/24	2,585,000	2,681,162
5.625%, 4/1/25	1,347,000	1,340,265
144A, 4.00%, 2/15/27	3,358,000	3,102,523
Nokia OYJ,4.375%, 6/12/27	1,292,000	1,274,862
Sprint Corp.
7.875%, 9/15/23	10,985,000	11,550,727
7.125%, 6/15/24	6,462,000	6,866,457
7.625%, 2/15/25	3,965,000	4,296,950
7.625%, 3/1/26	3,945,000	4,382,895
Switch Ltd.
144A, 3.75%, 9/15/28	1,550,000	1,559,757
144A, 4.125%, 6/15/29	1,296,000	1,309,407
Telecom Italia SpA,
144A, 5.303%, 5/30/24	3,882,000	3,943,588
T-Mobile USA, Inc.
2.25%, 2/15/26	2,581,000	2,416,900
2.625%, 4/15/26	3,101,000	2,946,919
5.375%, 4/15/27	1,403,000	1,433,164
4.75%, 2/1/28	3,874,000	3,894,581
2.625%, 2/15/29	2,587,000	2,308,497
3.375%, 4/15/29	3,231,000	2,999,782
2.875%, 2/15/31	2,688,000	2,362,779
3.50%, 4/15/31	3,618,000	3,333,227

(Cost $77,471,539)		74,024,267

Consumer, Cyclical - 20.2%
Airlines - 1.3%
Air Canada,
144A, 3.875%, 8/15/26	3,105,000	2,898,285
Delta Air Lines, Inc.
2.90%, 10/28/24	2,326,000	2,259,127
7.375%, 1/15/26 (a)	2,796,000	3,019,037
4.375%, 4/19/28 (a)	1,296,000	1,231,116
3.75%, 10/28/29	1,604,000	1,419,436
United Airlines, Inc.,
144A, 4.375%, 4/15/26	5,303,000	5,140,569

(Cost $16,911,350)		15,967,570

Apparel - 0.5%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	2,323,000	2,321,386
144A, 4.875%, 5/15/26	2,326,000	2,305,054
Levi Strauss & Co.,
144A, 3.50%, 3/1/31 (a)	1,294,000	1,138,804

(Cost $6,122,378)		5,765,244

Auto Manufacturers - 4.4%
Allison Transmission, Inc.
144A, 4.75%, 10/1/27	1,126,000	1,080,640
144A, 5.875%, 6/1/29	1,369,000	1,366,905
144A, 3.75%, 1/30/31	2,580,000	2,213,222
Ford Motor Co.
9.00%, 4/22/25	2,731,000	3,044,599
4.346%, 12/8/26	3,880,000	3,788,510
9.625%, 4/22/30	1,180,000	1,434,212
3.25%, 2/12/32	6,624,000	5,569,008
Ford Motor Credit Co. LLC
4.375%, 8/6/23	1,337,000	1,339,461
3.37%, 11/17/23	1,337,000	1,322,794
3.81%, 1/9/24	1,086,000	1,081,873
5.584%, 3/18/24	2,007,000	2,040,156
3.664%, 9/8/24	1,082,000	1,057,990
4.063%, 11/1/24	2,000,000	1,963,103
2.30%, 2/10/25	1,669,000	1,557,907
4.687%, 6/9/25	828,000	818,412
5.125%, 6/16/25	2,338,000	2,344,576
4.134%, 8/4/25	1,868,000	1,823,308
3.375%, 11/13/25	2,925,000	2,808,000
GMTN, 4.389%, 1/8/26	1,598,000	1,548,562
4.542%, 8/1/26	1,086,000	1,060,180
2.70%, 8/10/26	2,007,000	1,815,478
4.271%, 1/9/27	1,265,000	1,213,040
4.95%, 5/28/27	1,978,000	1,971,201
4.125%, 8/17/27	1,827,000	1,733,686
3.815%, 11/2/27	1,116,000	1,033,141
2.90%, 2/16/28	1,122,000	978,799
2.90%, 2/10/29	1,021,000	875,901
5.113%, 5/3/29	2,096,000	2,045,822

4.00%, 11/13/30	2,365,000	2,129,387
3.625%, 6/17/31	1,447,000	1,253,753

(Cost $58,644,589)		54,313,626

Auto Parts & Equipment - 1.3%
Clarios Global LP,
144A, 6.75%, 5/15/25	1,155,000	1,164,745
Clarios Global LP / Clarios US Finance Co.,
144A, 6.25%, 5/15/26	2,348,000	2,358,167
Dana Financing Luxembourg SARL,
144A, 5.75%, 4/15/25	1,125,000	1,115,404
Dana, Inc.
5.375%, 11/15/27	1,021,000	971,356
5.625%, 6/15/28	1,028,000	997,849
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	2,070,000	2,167,041
5.00%, 5/31/26 (a)	2,326,000	2,285,295
Tenneco, Inc.,
144A, 5.125%, 4/15/29	2,064,000	2,025,300
ZF North America Capital, Inc.,
144A, 4.75%, 4/29/25	2,782,000	2,725,803

(Cost $16,474,496)		15,810,960

Distribution/Wholesale - 0.6%
American Builders & Contractors Supply Co., Inc.
144A, 4.00%, 1/15/28	1,832,000	1,727,979
144A, 3.875%, 11/15/29	1,126,000	1,004,927
Avient Corp.,
144A, 5.75%, 5/15/25	1,682,000	1,705,030
H&E Equipment Services, Inc.,
144A, 3.875%, 12/15/28	3,332,000	2,913,668

(Cost $7,547,058)		7,351,604

Entertainment - 3.7%
Banijay Entertainment SASU,
144A, 5.375%, 3/1/25	1,092,000	1,064,690
Caesars Entertainment, Inc.,
144A, 6.25%, 7/1/25	9,026,000	9,145,143
Caesars Resort Collection LLC / CRC Finco, Inc.,
144A, 5.75%, 7/1/25	2,582,000	2,595,465
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
144A, 5.50%, 5/1/25	2,588,000	2,630,560
Churchill Downs, Inc.
144A, 5.50%, 4/1/27	1,555,000	1,562,417
144A, 4.75%, 1/15/28	1,888,000	1,793,600
International Game Technology PLC
144A, 6.50%, 2/15/25	2,841,000	2,911,940
144A, 4.125%, 4/15/26	1,933,000	1,870,409
144A, 6.25%, 1/15/27	1,942,000	2,005,639
144A, 5.25%, 1/15/29	2,063,000	2,017,449
Live Nation Entertainment, Inc.
144A, 4.875%, 11/1/24	1,487,000	1,476,747
144A, 6.50%, 5/15/27	3,100,000	3,214,328
144A, 3.75%, 1/15/28	1,296,000	1,193,535
Mohegan Gaming & Entertainment,
144A, 7.875%, 10/15/24	10,000	10,310
Scientific Games International, Inc.,
144A, 8.625%, 7/1/25	1,423,000	1,503,528
Six Flags Entertainment Corp.,
144A, 4.875%, 7/31/24	2,587,000	2,545,453
Six Flags Theme Parks, Inc.,
144A, 7.00%, 7/1/25	1,872,000	1,939,617
Vail Resorts, Inc.,
144A, 6.25%, 5/15/25	1,549,000	1,594,479
WMG Acquisition Corp.
144A, 3.75%, 12/1/29	1,396,000	1,282,093
144A, 3.875%, 7/15/30	1,383,000	1,274,760
144A, 3.00%, 2/15/31	2,067,000	1,774,519

(Cost $47,275,086)		45,406,681

Food Service - 0.5%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	1,555,000	1,555,630
144A, 6.375%, 5/1/25	3,877,000	3,949,577

(Cost $5,619,739)		5,505,207

Home Builders - 0.5%
Century Communities, Inc.,
6.75%, 6/1/27	1,292,000	1,316,161
Meritage Homes Corp.
6.00%, 6/1/25	1,126,000	1,153,449
144A, 3.875%, 4/15/29	1,177,000	1,042,984
Taylor Morrison Communities, Inc.
144A, 5.875%, 6/15/27	1,255,000	1,262,790
144A, 5.75%, 1/15/28	1,267,000	1,256,949

(Cost $6,520,224)		6,032,333

Home Furnishings - 0.2%
Tempur Sealy International, Inc.,
144A, 4.00%, 4/15/29
(Cost $2,144,678)	2,142,000	1,873,757

Housewares - 0.6%
Newell Brands, Inc.
4.875%, 6/1/25	1,292,000	1,310,976
4.45%, 4/1/26	5,170,000	5,171,034
Scotts Miracle-Gro Co.,
4.50%, 10/15/29	1,064,000	957,345

(Cost $7,929,352)		7,439,355

Leisure Time - 1.2%
Carnival Corp.,
144A, 4.00%, 8/1/28	6,385,000	5,797,420
Royal Caribbean Cruises Ltd.
144A, 10.875%, 6/1/23	2,492,000	2,594,870
144A, 9.125%, 6/15/23	2,585,000	2,641,224
144A, 11.50%, 6/1/25	3,695,000	4,011,865

(Cost $15,286,164)		15,045,379

Lodging - 2.0%
Boyd Gaming Corp.,
4.75%, 12/1/27 (a)	2,584,000	2,483,922
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 5/1/25	1,292,000	1,314,868

144A, 5.75%, 5/1/28	1,403,000	1,432,435
144A, 3.75%, 5/1/29	2,065,000	1,894,121
4.875%, 1/15/30	2,584,000	2,539,555
144A, 4.00%, 5/1/31	2,887,000	2,656,762
144A, 3.625%, 2/15/32	3,993,000	3,502,640
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,
4.875%, 4/1/27	1,547,000	1,558,757
MGM Resorts International
6.75%, 5/1/25	1,936,000	1,964,304
5.75%, 6/15/25	1,672,000	1,680,753
4.625%, 9/1/26	1,124,000	1,054,273
Travel + Leisure Co.
144A, 6.625%, 7/31/26	1,820,000	1,877,012
6.00%, 4/1/27	1,036,000	1,028,121

(Cost $26,247,530)		24,987,523

Retail - 3.0%
1011778 BC ULC / New Red Finance, Inc.
144A, 5.75%, 4/15/25	1,296,000	1,319,950
144A, 3.875%, 1/15/28	4,004,000	3,798,275
144A, 3.50%, 2/15/29	1,937,000	1,776,239
Asbury Automotive Group, Inc.,
4.50%, 3/1/28	1,048,000	989,626
Bath & Body Works, Inc.
5.25%, 2/1/28	1,294,000	1,238,753
7.50%, 6/15/29	1,296,000	1,340,712
IRB Holding Corp.,
144A, 7.00%, 6/15/25	1,939,000	1,962,985
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
144A, 4.75%, 6/1/27	1,937,000	1,933,087
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	1,119,000	1,103,944
144A, 3.875%, 6/1/29	2,071,000	1,918,740
144A, 4.375%, 1/15/31	1,420,000	1,316,532
Murphy Oil USA, Inc.
4.75%, 9/15/29	1,319,000	1,270,243
144A, 3.75%, 2/15/31	1,348,000	1,220,688
Penske Automotive Group, Inc.
3.50%, 9/1/25	1,425,000	1,397,989
3.75%, 6/15/29	1,291,000	1,160,951
QVC, Inc.
4.85%, 4/1/24	1,549,000	1,513,830
4.45%, 2/15/25	1,621,000	1,510,723
Yum! Brands, Inc.
144A, 4.75%, 1/15/30	2,070,000	1,995,242
3.625%, 3/15/31	2,811,000	2,490,370
4.625%, 1/31/32	2,847,000	2,676,949
5.375%, 4/1/32	2,668,000	2,623,685

(Cost $38,993,225)		36,559,513

Toys/Games/Hobbies - 0.4%
Mattel, Inc.
144A, 3.375%, 4/1/26	1,553,000	1,494,918
144A, 5.875%, 12/15/27	1,550,000	1,580,605
144A, 3.75%, 4/1/29	1,548,000	1,491,211

(Cost $4,815,578)		4,566,734

Consumer, Non-cyclical - 20.6%
Agriculture - 0.1%
Darling Ingredients, Inc.,
144A, 5.25%, 4/15/27
(Cost $1,329,470)	1,292,000	1,269,086

Commercial Services - 4.0%
ADT Security Corp.,
4.125%, 6/15/23	1,810,000	1,818,815
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
144A, 5.75%, 7/15/27	1,036,000	1,003,366
Block, Inc.
144A, 2.75%, 6/1/26	2,584,000	2,386,841
144A, 3.50%, 6/1/31	2,654,000	2,279,919
Brink’s Co.
144A, 5.50%, 7/15/25	1,120,000	1,121,792
144A, 4.625%, 10/15/27	1,551,000	1,472,333
Gartner, Inc.
144A, 4.50%, 7/1/28	2,049,000	1,995,162
144A, 3.625%, 6/15/29	1,555,000	1,426,821
144A, 3.75%, 10/1/30	2,068,000	1,921,162
Grand Canyon University,
4.125%, 10/1/24	1,292,000	1,262,930
Herc Holdings, Inc.,
144A, 5.50%, 7/15/27	3,097,000	3,108,567
Nielsen Co. Luxembourg SARL,
144A, 5.00%, 2/1/25 (a)	1,292,000	1,281,805
Nielsen Finance LLC / Nielsen Finance Co.
144A, 4.50%, 7/15/29	1,612,000	1,526,765
144A, 4.75%, 7/15/31	1,742,000	1,672,033
Prime Security Services Borrower LLC / Prime Finance, Inc.,
144A, 5.25%, 4/15/24	1,943,000	1,945,380
Service Corp. International
4.625%, 12/15/27	1,418,000	1,407,267
5.125%, 6/1/29	2,005,000	2,010,437
3.375%, 8/15/30	2,272,000	1,991,408
4.00%, 5/15/31	2,068,000	1,914,430
United Rentals North America, Inc.
5.50%, 5/15/27	1,564,000	1,599,174
4.875%, 1/15/28	4,289,000	4,272,981
5.25%, 1/15/30	2,001,000	2,008,124
4.00%, 7/15/30	1,990,000	1,852,103
3.875%, 2/15/31	2,901,000	2,644,334
3.75%, 1/15/32	1,936,000	1,743,701
Williams Scotsman International, Inc.,
144A, 4.625%, 8/15/28	1,296,000	1,231,589

(Cost $51,611,458)		48,899,239

Cosmetics/Personal Care - 0.2%
Edgewell Personal Care Co.,
144A, 5.50%, 6/1/28
(Cost $2,046,397)	1,943,000	1,889,237

Food - 2.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.25%, 3/15/26	2,000,000	1,889,260
144A, 7.50%, 3/15/26	1,551,000	1,628,154
144A, 4.625%, 1/15/27	3,493,000	3,384,839
144A, 5.875%, 2/15/28	1,993,000	1,957,166
144A, 3.50%, 3/15/29	3,620,000	3,155,934
144A, 4.875%, 2/15/30	2,584,000	2,412,810
Lamb Weston Holdings, Inc.
144A, 4.875%, 5/15/28 (a)	1,296,000	1,282,062
144A, 4.125%, 1/31/30	2,508,000	2,326,672
144A, 4.375%, 1/31/32	1,902,000	1,759,046
Performance Food Group, Inc.,
144A, 5.50%, 10/15/27	2,741,000	2,699,255
Pilgrim’s Pride Corp.
144A, 5.875%, 9/30/27	2,200,000	2,254,934
144A, 4.25%, 4/15/31	2,678,000	2,498,038
144A, 3.50%, 3/1/32	2,330,000	2,045,053
Post Holdings, Inc.,
144A, 5.75%, 3/1/27	1,288,000	1,315,719
US Foods, Inc.,
144A, 6.25%, 4/15/25	2,584,000	2,661,442

(Cost $35,303,967)		33,270,384

Healthcare-Products - 1.8%
Avantor Funding, Inc.
144A, 4.625%, 7/15/28	4,011,000	3,909,923
144A, 3.875%, 11/1/29	2,072,000	1,919,604
Hologic, Inc.
144A, 4.625%, 2/1/28	1,120,000	1,115,783
144A, 3.25%, 2/15/29	2,461,000	2,257,475
Mozart Debt Merger Sub, Inc.,
144A, 3.875%, 4/1/29	11,877,000	10,752,248
Teleflex, Inc.
4.625%, 11/15/27	1,401,000	1,396,468
144A, 4.25%, 6/1/28	1,233,000	1,187,405

(Cost $23,413,542)		22,538,906

Healthcare-Services - 9.6%
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	1,291,000	1,277,832
144A, 3.125%, 2/15/29	1,418,000	1,275,874
144A, 3.50%, 4/1/30	1,781,000	1,604,570
Centene Corp.
4.25%, 12/15/27	6,125,000	6,107,773
2.45%, 7/15/28	5,643,000	5,074,891
4.625%, 12/15/29	8,581,000	8,471,850
3.375%, 2/15/30	4,900,000	4,510,695
3.00%, 10/15/30	5,370,000	4,795,195
2.50%, 3/1/31	5,392,000	4,583,743
2.625%, 8/1/31	3,241,000	2,775,917
Charles River Laboratories International, Inc.
144A, 4.25%, 5/1/28	1,301,000	1,248,875
144A, 3.75%, 3/15/29	1,308,000	1,214,684
144A, 4.00%, 3/15/31	1,400,000	1,287,951
Encompass Health Corp.,
4.50%, 2/1/28	2,072,000	1,928,903
HCA, Inc.
5.375%, 2/1/25	6,803,000	7,038,112
5.875%, 2/15/26	3,925,000	4,112,654
5.375%, 9/1/26	2,583,000	2,692,855
5.625%, 9/1/28	3,973,000	4,167,955
5.875%, 2/1/29	2,587,000	2,733,825
3.50%, 9/1/30	7,204,000	6,594,109
IQVIA, Inc.
144A, 5.00%, 10/15/26	2,710,000	2,726,710
144A, 5.00%, 5/15/27	2,847,000	2,843,484
Legacy LifePoint Health LLC,
144A, 6.75%, 4/15/25	1,550,000	1,583,007
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	2,065,000	1,994,738
144A, 3.875%, 11/15/30	1,685,000	1,557,783
144A, 3.875%, 5/15/32	2,031,000	1,852,973
Tenet Healthcare Corp.
6.75%, 6/15/23	4,898,000	5,000,608
4.625%, 7/15/24	1,992,000	1,992,806
144A, 4.625%, 9/1/24	1,551,000	1,550,543
144A, 4.875%, 1/1/26	5,518,000	5,522,249
144A, 6.25%, 2/1/27	3,925,000	3,938,482
144A, 5.125%, 11/1/27	3,955,000	3,935,225
144A, 4.625%, 6/15/28	1,549,000	1,492,949
144A, 4.25%, 6/1/29	3,738,000	3,500,450
144A, 4.375%, 1/15/30	3,847,000	3,583,288

(Cost $123,925,651)		116,573,558

Household Products/Wares - 0.2%
Central Garden & Pet Co.,
4.125%, 10/15/30	1,295,000	1,149,397
Spectrum Brands, Inc.,
5.75%, 7/15/25	1,267,000	1,269,825

(Cost $2,466,394)		2,419,222

Pharmaceuticals - 2.0%
Elanco Animal Health, Inc.,
6.40%, 8/28/28	1,894,000	1,956,123
Jazz Securities DAC,
144A, 4.375%, 1/15/29	3,877,000	3,743,476
Organon & Co. / Organon Foreign Debt Co.-Issuer BV,
144A, 4.125%, 4/30/28	5,426,000	5,217,438
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	1,832,000	1,822,269
4.375%, 3/15/26	1,810,000	1,775,787
3.90%, 6/15/30	2,026,000	1,874,283
Prestige Brands, Inc.,
144A, 5.125%, 1/15/28	1,036,000	996,907
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	3,758,000	3,735,151
6.00%, 4/15/24	3,226,000	3,278,052

(Cost $25,322,755)		24,399,486

Energy - 11.5%
Oil & Gas - 5.5%
Antero Resources Corp.
144A, 7.625%, 2/1/29	1,507,000	1,624,734
144A,5.375%, 3/1/30	1,552,000	1,577,631
Apache Corp.,
4.25%, 1/15/30	1,499,000	1,450,830
Chesapeake Energy Corp.
144A, 5.50%, 2/1/26	1,400,000	1,424,324
144A,5.875%, 2/1/29	1,292,000	1,327,530
CNX Resources Corp.,
144A,7.25%, 3/14/27	1,806,000	1,892,327
CrownRock LP / CrownRock Finance, Inc.
144A, 5.625%, 10/15/25	3,034,000	3,061,367
144A,5.00%, 5/1/29	1,128,000	1,113,864
Endeavor Energy Resources LP / EER Finance, Inc.
144A, 6.625%, 7/15/25	1,550,000	1,606,040
144A,5.75%, 1/30/28	2,584,000	2,638,432
Leviathan Bond Ltd.
144A, REGS, 5.75%, 6/30/23	1,404,488	1,413,737
144A,REGS, 6.125%, 6/30/25	1,570,385	1,570,862
Murphy Oil Corp.,
5.75%, 8/15/25	1,421,000	1,445,423
Occidental Petroleum Corp.
6.95%, 7/1/24	1,461,000	1,551,896
2.90%, 8/15/24	1,419,000	1,387,257
8.00%, 7/15/25	1,045,000	1,141,365
5.875%, 9/1/25	2,257,000	2,362,131
5.50%, 12/1/25	1,881,000	1,951,331
5.55%, 3/15/26	2,712,000	2,828,074
8.50%, 7/15/27	1,064,000	1,236,597
6.375%, 9/1/28	1,506,000	1,630,614
3.50%, 8/15/29 (a)	214,000	206,524
8.875%, 7/15/30	2,731,000	3,414,351
6.625%, 9/1/30	3,857,000	4,328,711
6.125%, 1/1/31	3,398,000	3,699,572
7.50%, 5/1/31	2,181,000	2,617,854
7.875%, 9/15/31	1,364,000	1,654,696
Range Resources Corp.
4.875%, 5/15/25	1,939,000	1,977,732
144A,4.75%, 2/15/30 (a)	1,295,000	1,269,488
SM Energy Co.,
144A,10.00%, 1/15/25	853,000	920,984
Southwestern Energy Co.
7.75%, 10/1/27 (a)	1,235,000	1,305,395
5.375%, 2/1/29	1,794,000	1,808,890
5.375%, 3/15/30	3,101,000	3,154,647
4.75%, 2/1/32	3,035,000	2,960,073
Sunoco LP / Sunoco Finance Corp.,
6.00%, 4/15/27	1,549,000	1,583,543

(Cost $68,965,833)		67,138,826

Pipelines - 6.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
144A, 7.875%, 5/15/26	1,425,000	1,510,550
Buckeye Partners LP
4.15%, 7/1/23	1,292,000	1,300,883
144A, 4.125%, 3/1/25	1,292,000	1,273,414
3.95%, 12/1/26	1,480,000	1,421,244
4.125%, 12/1/27	1,123,000	1,047,270
Cheniere Energy Partners LP
4.50%, 10/1/29	3,877,000	3,800,507
4.00%, 3/1/31	4,013,000	3,737,367
144A, 3.25%, 1/31/32	3,105,000	2,718,893
Cheniere Energy, Inc.,
4.625%, 10/15/28	5,322,000	5,177,308
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.75%, 4/1/25	1,292,000	1,283,873
DCP Midstream Operating LP
5.375%, 7/15/25	2,130,000	2,185,029
5.625%, 7/15/27	1,296,000	1,342,099
5.125%, 5/15/29	1,570,000	1,573,792
3.25%, 2/15/32	1,120,000	964,191
DT Midstream, Inc.
144A, 4.125%, 6/15/29	2,847,000	2,666,073
144A, 4.375%, 6/15/31	2,711,000	2,537,327
EnLink Midstream Partners LP
4.40%, 4/1/24	1,347,000	1,348,428
4.15%, 6/1/25	1,834,000	1,839,190
4.85%, 7/15/26	1,383,000	1,393,787
EQM Midstream Partners LP
4.75%, 7/15/23	1,535,000	1,562,783
4.00%, 8/1/24	1,291,000	1,297,455
144A, 6.00%, 7/1/25	1,812,000	1,834,505
4.125%, 12/1/26	1,292,000	1,213,886
Hess Midstream Operations LP
144A, 5.625%, 2/15/26	2,054,000	2,099,671
144A, 5.125%, 6/15/28	1,389,000	1,371,311
144A, 4.25%, 2/15/30	1,939,000	1,782,145
144A, 5.50%, 10/15/30	1,120,000	1,102,836
NuStar Logistics LP
5.75%, 10/1/25	1,547,000	1,566,693
6.00%, 6/1/26	1,294,000	1,307,697
Rockies Express Pipeline LLC,
144A, 3.60%, 5/15/25	1,120,000	1,084,905
Venture Global Calcasieu Pass LLC
144A, 3.875%, 8/15/29	3,236,000	3,072,517
144A, 4.125%, 8/15/31	3,302,000	3,104,606
144A, 3.875%, 11/1/33	3,286,000	3,000,939
Western Midstream Operating LP
3.60%, 2/1/25	1,895,000	1,855,442
4.65%, 7/1/26	1,329,000	1,328,688
4.50%, 3/1/28	1,122,000	1,104,906
4.75%, 8/15/28	1,121,000	1,112,598
4.55%, 2/1/30	3,098,000	2,970,177

(Cost $77,246,108)		72,894,985

Financial - 9.9%
Banks - 1.5%
Commerzbank AG,
144A, 8.125%, 9/19/23	2,584,000	2,710,062
Deutsche Bank AG
5.882%, 7/8/31 (b)	1,292,000	1,255,576
3.729%, 1/14/32 (b)	3,318,000	2,758,838
3.742%, 1/7/33 (b)	3,318,000	2,712,280
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	5,170,000	5,144,532
144A, 5.71%, 1/15/26	4,079,000	4,108,457

(Cost $20,526,904)		18,689,745

Diversified Financial Services - 3.0%
Ally Financial, Inc.,
5.75%, 11/20/25	2,713,000	2,796,342
LPL Holdings, Inc.
144A, 4.625%, 11/15/27	1,124,000	1,098,446
144A, 4.00%, 3/15/29	2,329,000	2,161,815
144A, 4.375%, 5/15/31	1,067,000	961,660
Navient Corp.
MTN, 6.125%, 3/25/24	2,196,000	2,195,292
5.875%, 10/25/24	1,183,000	1,189,228
6.75%, 6/25/25	1,400,000	1,410,927
OneMain Finance Corp.
6.125%, 3/15/24	3,356,000	3,440,840
6.875%, 3/15/25	3,231,000	3,287,656
8.875%, 6/1/25	970,000	1,013,049
7.125%, 3/15/26	4,184,000	4,291,738
3.50%, 1/15/27	2,063,000	1,840,970
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A, 2.875%, 10/15/26	2,973,000	2,663,496
144A, 3.625%, 3/1/29	1,943,000	1,687,374
144A, 3.875%, 3/1/31	3,311,000	2,790,660
144A, 4.00%, 10/15/33	2,265,000	1,860,811
SLM Corp.
4.20%, 10/29/25	1,291,000	1,274,862
3.125%, 11/2/26	1,291,000	1,192,303

(Cost $40,193,929)		37,157,469

Insurance - 0.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
144A, 4.25%, 10/15/27	1,939,000	1,841,444
Radian Group, Inc.
4.50%, 10/1/24	1,260,000	1,245,234
6.625%, 3/15/25	1,354,000	1,392,765
4.875%, 3/15/27	1,140,000	1,109,260

(Cost $5,828,867)		5,588,703

Real Estate - 0.6%
Howard Hughes Corp.
144A, 5.375%, 8/1/28	1,942,000	1,896,722
144A, 4.125%, 2/1/29	1,685,000	1,547,753
144A, 4.375%, 2/1/31	1,724,000	1,534,326
Kennedy-Wilson, Inc.,
4.75%, 3/1/29	1,615,000	1,452,579
Realogy Group LLC / Realogy Co.-Issuer Corp.,
144A, 4.875%, 6/1/23	1,141,000	1,135,449

(Cost $7,905,241)		7,566,829

Real Estate Investment Trusts - 3.9%
Blackstone Mortgage Trust, Inc.,
144A, 3.75%, 1/15/27	1,119,000	1,023,885
HAT Holdings I LLC / HAT Holdings II LLC
144A, 6.00%, 4/15/25	1,127,000	1,144,564
144A, 3.375%, 6/15/26	2,588,000	2,394,676
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	2,583,000	2,548,582
144A, 5.25%, 3/15/28	2,132,000	2,068,706
144A, 5.00%, 7/15/28	1,435,000	1,398,982
iStar, Inc.
4.75%, 10/1/24	2,002,000	1,996,996
4.25%, 8/1/25	1,423,000	1,407,084
5.50%, 2/15/26	1,120,000	1,127,358
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
144A, 4.25%, 2/1/27	1,686,000	1,524,419
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	1,293,000	1,297,373
5.00%, 10/15/27	3,688,000	3,656,232
4.625%, 8/1/29	2,393,000	2,283,042
3.50%, 3/15/31	3,364,000	2,946,654
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer,
144A, 7.50%, 6/1/25	1,682,000	1,746,998
RHP Hotel Properties LP / RHP Finance Corp.,
4.75%, 10/15/27	1,930,000	1,866,870
RLJ Lodging Trust LP
144A, 3.75%, 7/1/26	1,292,000	1,246,102
144A, 4.00%, 9/15/29	1,292,000	1,172,522
SBA Communications Corp.
3.875%, 2/15/27	3,870,000	3,794,225
3.125%, 2/1/29	4,013,000	3,597,855
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	1,123,000	1,084,475
4.75%, 3/15/25	1,251,000	1,239,785
144A, 3.625%, 7/15/26	1,019,000	950,243
144A, 4.375%, 1/15/27	1,294,000	1,221,464
XHR LP
144A, 6.375%, 8/15/25	1,291,000	1,309,545
144A, 4.875%, 6/1/29	1,292,000	1,214,067

(Cost $49,416,898)		47,262,704

Venture Capital - 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	2,835,000	2,831,031

6.375%, 12/15/25	1,932,000	1,937,016

(Cost $4,866,008)		4,768,047

Industrial - 8.0%
Aerospace/Defense - 2.2%
Howmet Aerospace, Inc.
5.125%, 10/1/24	2,977,000	3,081,269
6.875%, 5/1/25	1,556,000	1,667,351
3.00%, 1/15/29	1,805,000	1,637,947
Rolls-Royce PLC
144A, 3.625%, 10/14/25	2,584,000	2,441,880
144A, 5.75%, 10/15/27	2,710,000	2,699,770
Spirit AeroSystems, Inc.,
144A, 5.50%, 1/15/25	1,292,000	1,284,216
TransDigm, Inc.
144A, 8.00%, 12/15/25	2,847,000	2,968,083
144A, 6.25%, 3/15/26	11,376,000	11,646,749

(Cost $28,299,876)		27,427,265

Building Materials - 0.8%
Builders FirstSource, Inc.
144A, 6.75%, 6/1/27	1,580,000	1,618,899
144A, 5.00%, 3/1/30	1,424,000	1,338,806
144A, 4.25%, 2/1/32	3,484,000	3,104,767
JELD-WEN, Inc.,
144A, 4.625%, 12/15/25	1,036,000	957,715
Standard Industries, Inc.,
144A, 5.00%, 2/15/27	2,200,000	2,143,460

(Cost $9,710,545)		9,163,647

Electrical Components & Equipment - 0.6%
WESCO Distribution, Inc.
144A, 7.125%, 6/15/25	3,878,000	4,040,178
144A, 7.25%, 6/15/28	3,422,000	3,597,480

(Cost $7,807,460)		7,637,658

Electronics - 0.8%
Sensata Technologies BV
144A, 4.875%, 10/15/23	1,292,000	1,298,151
144A, 5.625%, 11/1/24	1,125,000	1,146,451
144A, 5.00%, 10/1/25	1,808,000	1,827,834
144A, 4.00%, 4/15/29 (a)	2,587,000	2,493,338
Sensata Technologies, Inc.
144A, 4.375%, 2/15/30	1,189,000	1,132,035
144A, 3.75%, 2/15/31	1,939,000	1,738,068

(Cost $10,221,709)		9,635,877

Engineering & Construction - 0.1%
Fluor Corp.,
4.25%, 9/15/28 (a)
(Cost $1,572,226)	1,551,000	1,479,344

Environmental Control - 0.7%
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	1,294,000	1,271,439
144A, 3.75%, 8/1/25	1,940,000	1,889,327
144A, 5.125%, 12/15/26	1,296,000	1,293,065
144A, 3.50%, 9/1/28	2,023,000	1,851,308
Stericycle, Inc.
144A, 5.375%, 7/15/24	1,549,000	1,552,508
144A, 3.875%, 1/15/29	1,294,000	1,178,142

(Cost $9,402,972)		9,035,789

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.,
5.75%, 6/15/25
(Cost $1,167,708)	1,120,000	1,130,898

Packaging & Containers - 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC,
144A, 3.25%, 9/1/28	1,655,000	1,476,922
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	1,745,000	1,735,376
144A, 4.125%, 8/15/26	3,143,000	2,937,071
Ball Corp.
4.00%, 11/15/23	2,585,000	2,594,694
5.25%, 7/1/25	2,585,000	2,639,996
4.875%, 3/15/26	1,937,000	1,961,164
2.875%, 8/15/30	3,422,000	2,963,525
3.125%, 9/15/31	2,300,000	2,002,058
Berry Global, Inc.,
144A, 5.625%, 7/15/27	1,292,000	1,277,116
Crown Americas LLC,
144A, 5.25%, 4/1/30 (a)	1,294,000	1,293,191
Graphic Packaging International LLC
144A, 3.50%, 3/15/28	1,264,000	1,177,359
144A, 3.75%, 2/1/30	963,000	859,231
Owens-Brockway Glass Container, Inc.,
144A, 5.875%, 8/15/23	1,425,000	1,447,679
Sealed Air Corp.
144A, 5.125%, 12/1/24	1,198,000	1,206,703
144A, 5.50%, 9/15/25	1,001,000	1,027,847
144A, 4.00%, 12/1/27	1,094,000	1,030,258
144A, 5.00%, 4/15/29	1,090,000	1,075,340
Silgan Holdings, Inc.,
4.125%, 2/1/28	1,477,000	1,413,895
Trivium Packaging Finance BV,
144A, 5.50%, 8/15/26	2,718,000	2,704,410

(Cost $34,833,789)		32,823,835

Technology - 4.2%
Computers - 1.0%
Booz Allen Hamilton, Inc.
144A, 3.875%, 9/1/28	1,810,000	1,697,499
144A, 4.00%, 7/1/29	1,292,000	1,217,802
Seagate HDD Cayman
4.75%, 6/1/23	1,395,000	1,417,969
4.875%, 3/1/24	1,296,000	1,335,016
4.75%, 1/1/25	1,351,000	1,394,880
4.875%, 6/1/27	1,301,000	1,321,354

4.091%, 6/1/29	1,293,000	1,221,769
3.125%, 7/15/29	1,292,000	1,133,568
3.375%, 7/15/31	1,362,000	1,172,335

(Cost $12,547,802)		11,912,192

Office/Business Equipment - 0.1%
Xerox Holdings Corp.,
144A, 5.00%, 8/15/25
(Cost $1,966,111)	1,939,000	1,905,126

Semiconductors - 0.3%
Entegris, Inc.
144A, 4.375%, 4/15/28	1,119,000	1,046,338
144A, 3.625%, 5/1/29	1,047,000	929,117
ON Semiconductor Corp.,
144A, 3.875%, 9/1/28	1,806,000	1,714,635

(Cost $3,796,781)		3,690,090

Software - 2.8%
Black Knight InfoServ LLC,
144A, 3.625%, 9/1/28	2,585,000	2,454,871
CDK Global, Inc.
5.00%, 10/15/24	1,550,000	1,599,708
4.875%, 6/1/27	1,995,000	1,991,266
144A, 5.25%, 5/15/29	1,458,000	1,459,888
Fair Isaac Corp.
144A, 5.25%, 5/15/26	1,126,000	1,127,143
144A, 4.00%, 6/15/28	2,328,000	2,190,962
MSCI, Inc.
144A, 4.00%, 11/15/29 (a)	2,579,000	2,453,067
144A, 3.625%, 9/1/30	2,327,000	2,135,651
144A, 3.875%, 2/15/31	2,676,000	2,499,652
144A, 3.625%, 11/1/31	1,626,000	1,475,229
144A, 3.25%, 8/15/33	1,810,000	1,578,881
Open Text Corp.
144A, 3.875%, 2/15/28	2,291,000	2,155,476
144A, 3.875%, 12/1/29	2,309,000	2,104,444
PTC, Inc.
144A, 3.625%, 2/15/25	1,296,000	1,290,641
144A, 4.00%, 2/15/28	1,292,000	1,235,875
SS&C Technologies, Inc.,
144A, 5.50%, 9/30/27	5,170,000	5,224,001
Twilio, Inc.,
3.625%, 3/15/29	1,296,000	1,189,080

(Cost $36,175,820)		34,165,835

Utilities - 2.9%
Electric - 2.6%
Calpine Corp.,
144A, 5.25%, 6/1/26	1,176,000	1,161,024
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	2,196,000	2,099,980
144A, 3.75%, 2/15/31	2,473,000	2,182,422
DPL, Inc.,
4.125%, 7/1/25	1,159,000	1,130,077
FirstEnergy Corp.
Series B, 4.40%, 7/15/27	3,868,000	3,868,445
2.65%, 3/1/30	1,499,000	1,319,570
Series B, 2.25%, 9/1/30	1,261,000	1,059,026
NextEra Energy Operating Partners LP
144A, 4.25%, 7/15/24	1,810,000	1,818,235
144A, 3.875%, 10/15/26	1,292,000	1,245,429
144A, 4.50%, 9/15/27	1,420,000	1,380,943
NRG Energy, Inc.
5.75%, 1/15/28	2,124,000	2,132,146
144A, 3.375%, 2/15/29	1,296,000	1,156,680
144A, 5.25%, 6/15/29	2,032,000	1,986,920
Vistra Operations Co. LLC
144A, 5.50%, 9/1/26	2,617,000	2,613,101
144A, 5.625%, 2/15/27	3,362,000	3,368,085
144A, 5.00%, 7/31/27	3,435,000	3,364,823

(Cost $33,607,391)		31,886,906

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	1,749,000	1,779,319
5.50%, 5/20/25	1,810,000	1,796,325

(Cost $3,764,307)		3,575,644

TOTAL CORPORATE BONDS
(Cost $1,263,768,099)		1,199,272,952

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
(Cost $17,554,100)	17,554,100	17,554,100

CASH EQUIVALENTS - 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
(Cost $14,632,006)	14,632,006	14,632,006

TOTAL INVESTMENTS - 100.9%
(Cost $1,295,954,205)		$1,231,459,058
Other assets and liabilities, net - (0.9%)		(10,530,953)

NET ASSETS - 100.0%		$1,220,928,105

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022

CORPORATE BONDS — 0.5%
Financial — 0.5%
Deutsche Bank AG, 5.882%, 7/8/31 (b)
—	1,830,536		(368,768)	(22,437)	(183,755)	28,346	—	1,292,000	1,255,576
Deutsche Bank AG, 3.729%, 1/14/32 (b)
1,672,217	2,423,044		(684,644)	(69,403)	(582,376)	77,183	—	3,318,000	2,758,838
Deutsche Bank AG, 3.742%, 1/7/33 (b)
—	3,997,096		(732,668)	(77,328)	(474,820)	45,389	—	3,318,000	2,712,280
SECURITIES LENDING COLLATERAL — 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
4,866,433	12,687,667 (e	)	—	—	—	11,784	—	17,554,100	17,554,100
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
29,654,545	171,100,778		(186,123,317)	—	—	12,871	—	14,632,006	14,632,006

36,193,195	192,039,121		(187,909,397)	(169,168)	(1,240,951)	175,573	—	40,114,106	38,912,800

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $21,984,737, which is 1.8% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,247,248.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$1,199,272,952	$—	$1,199,272,952
Short-Term Investments (a)	32,186,106	—	—	32,186,106

TOTAL	$32,186,106	$1,199,272,952	$—	$1,231,459,058

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYDW-PH3

R-089711-1 (5/24) DBX005195 (5/24)